Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 36,691	¥ 34,154
Securities lending transactions	[1],[2]	1,444	1,512
Total	[2],[3]	38,135	35,666
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[4]	13,545	14,657
Securities lending transactions	[4]	927	996
Total	[3],[4]	14,472	15,653
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		18,483	15,827
Securities lending transactions		104	157
Total	[3]	18,587	15,984
30 - 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		2,466	2,031
Securities lending transactions		141	159
Total	[3]	2,607	2,190
90 days - 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,976	1,302
Securities lending transactions		272	155
Total	[3]	2,248	1,457
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		221	337
Securities lending transactions			45
Total	[3]	¥ 221	¥ 382

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2019, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \749 billion and \3,575 billion, respectively. As of March 31, 2019, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,398 billion and \209 billion, respectively. As of September 30, 2019, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \566 billion and \8,194 billion, respectively. As of September 30, 2019, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,036 billion and \171 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.